Other Income (Tables)	6 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income	Other Income
	Six Months Ended December 31, (Unaudited)
	2025	2024
	AUD$	AUD$
Other income	$34,750	$63,529
Total other income	$34,750	$63,529